Income Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Line Items]
Stock-based compensation awards outstanding	0.1	0.8	0.1	0.9
Approximate number of common stock share which can be purchased under warrants	16.4		16.4
Adjusted strike price under warrant	26.35		26.35
Loss on call spread modification related to convertible notes	$ (4,869)		$ (4,869)
3.75% Convertible Senior Notes [Member]
Earnings Per Share [Line Items]
Interest rate of Senior Notes	3.75%		3.75%
Convertible senior notes			2014